July 28, 2010

Supplement

SUPPLEMENT DATED JULY 28, 2010 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE FLEXIBLE INCOME PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2010

The section of the Prospectus entitled "Fund Summary—Investment Adviser—Portfolio Managers." is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the current members of the Taxable Fixed Income team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Investment Adviser	Date Began Managing Portfolio
W. David Armstrong	Managing Director	February 2005
Eric J. Baurmeister	Managing Director	March 2010
Federico L. Kaune	Managing Director	March 2010
Christian G. Roth	Managing Director	March 2010
Sanjay Verma	Managing Director	August 2008

The second and third paragraphs of the section of the Prospectus entitled "The Portfolio—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong, Eric J. Baurmeister, Federico L. Kaune, Christian G. Roth and Sanjay Verma, each a Managing Director of the Investment Adviser.

Mr. Armstrong has been associated with the Investment Adviser in an investment management capacity since 1998 and began managing the Portfolio in February 2005. Mr. Baurmeister has been associated with the Investment Adviser in an investment management capacity since 1997 and began managing the Portfolio in March 2010. Mr. Kaune has been associated with the Investment Adviser in an investment management capacity since 2002 and began managing the Portfolio in March 2010. Mr. Roth has been associated with the Investment Adviser or its investment management affiliates in an investment management capacity since 1991 and began managing the Portfolio in March 2010. Mr. Verma has been associated with the Investment Adviser in an investment management capacity since April 2008 and began managing the Portfolio in August 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

July 28, 2010

Supplement

SUPPLEMENT DATED JULY 28, 2010 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Dated April 30, 2010

With respect to the Flexible Income Portfolio, the section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services — F. Fund Management — Flexible Income" is hereby revised to delete all references to Mr. Schaney.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.